Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Each Asset (Details)	12 Months Ended
Oct. 31, 2023
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Office Furniture
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Shorter of remaining lease term or useful life